Note 14 - Shareholders' Equity	12 Months Ended
Mar. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
14.      SHAREHOLDERS' EQUITY

Japanese companies are subject to the Companies Act of Japan (the “Companies Act”).  The significant provisions in the Companies Act that affect financial and accounting matters are summarized below:

Dividends

Under the Companies Act, companies can pay dividends at any time during the fiscal year in addition to the year-end dividend upon resolution at the shareholders meeting.  For companies that meet certain criteria such as; (1) having the Board of Directors, (2) having independent auditors, (3) having the Board of Company Auditors, and (4) the term of service of the directors is prescribed as one year rather than two years of normal term by its articles of incorporation, the Board of Directors may declare dividends (except for dividends in kind) at any time during the fiscal year if the company has prescribed so in its articles of incorporation. However, the Company cannot do so because it does not meet the criteria (4) above. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to shareholders subject to a certain limitation and additional requirements. Semiannual interim dividends may also be paid once a year upon resolution by the Board of Directors if the articles of incorporation of the company so stipulate.  The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury stock. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no less than ¥3 million.

At the 14th Ordinary General Shareholders Meeting held on June 28, 2006, IIJ’s shareholders approved the reductions of additional paid-in capital of ¥21,980,395 thousand and common stock of ¥2,539,222 thousand to eliminate the accumulated deficit for the purpose of reporting under the Companies Act in its non-consolidated financial statements. The effective date was August 4, 2006.

Increases / decreases and transfer of common stock, reserve and surplus

The Companies Act requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of aggregate amount of legal reserve and additional paid-in capital equals 25% of common stock. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that common stock, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of shareholders.

Treasury stock and treasury stock acquisition rights

The Companies Act also provides for companies to purchase treasury stock and dispose of such treasury stock by resolution of the Board of Directors. The amount of treasury stock purchased cannot exceed the amount available for distribution to the shareholders which is determined by specific formula. The Companies Act also provides that companies can purchase both treasury stock acquisition rights and treasury stock.

The amount of retained earnings available for dividends under the Companies Act is based on the amount of retained earnings recorded in IIJ’s general books of account prepared using accepted Japanese accounting practices. The adjustments included in the accompanying consolidated financial statements for U.S. GAAP purposes but not recorded in the general books of account have no effect on the determination of retained earnings available for dividends under the Companies Act. Retained earnings shown in IIJ’s general books of account amounted to ¥14,463,604 thousand ($175,508 thousand) at March 31, 2012.

On June 26, 2009, IIJ’s shareholders approved the payment of cash dividend to shareholders of record at March 31, 2009 of ¥1,000 per share or in the aggregate amount of ¥202,544 thousand.

On November 13, 2009, the Board of Directors of IIJ resolved the payment of cash dividend to shareholders of record at September 30, 2009 of ¥1,000 per share or in the aggregate amount of ¥202,544 thousand.

On June 25, 2010, IIJ’s shareholders approved the payment of cash dividend to shareholders of record at March 31, 2010 of ¥1,250 per share or in the aggregate amount of ¥253,180 thousand.

On November 15, 2010, the Board of Directors of IIJ resolved the payment of cash dividend to shareholders of record at September 30, 2010 of ¥1,250 per share or in the aggregate amount of ¥253,355 thousand.

On June 28, 2011, IIJ’s shareholders approved the payment of cash dividend to shareholders of record at March 31, 2011 of ¥1,500 per share or in the aggregate amount of ¥304,026 thousand ($3,689 thousand).

On November 8, 2011, the Board of Directors of IIJ resolved the payment of cash dividend to shareholders of record at September 30, 2011 of ¥1,500 per share or in the aggregate amount of ¥304,026 thousand ($3,689 thousand).

Stock Option Plans

In August 2001, IIJ granted 395 options to 44 directors and employees.  The options became fully vested on June 28, 2003 and were exercisable for eight years from that date.

The following table summarizes the transactions of above stock option plans for the year ended March 31, 2012:

			Yen
	Number of Options	Number of Shares	Weighted Average Exercise Price per Common Shares

Unexercised options outstanding—March 31, 2011	295	1,475	¥334,448
Options granted	-	-	-
Options exercised	-	-	-
Options forfeited	295	1,475	334,448

Unexercised options outstanding—March 31, 2012	-	-	-

On May 26, 2011, IIJ’s board of directors resolved to introduce stock compensation –type stock options for executive officers of IIJ. On June 28, 2011, IIJ’s ordinary general meeting of shareholders approved the introduction of stock compensation type stock options for directors of IIJ. Stock compensation-type stock options, which is a stock acquisition right entitling its holder to acquire shares upon the exercise of a stock acquisition right at an exercise price of one yen per share, were allocated to directors and executive officers as a substitution for the retirement allowance plan for them and to further promote their motivation and incentives to contribute to the enhancement of the mid- to long- term continuous business performance and corporate value.

The stock acquisition rights become exercisable after a service period of one year and are exercisable up to 29 years from the date of vested.  The stock acquisition rights may be exercised only within 10 days from the day immediately following the day on which the person loses his or her position as either a director or an executive officer.  The fair value per share at the date of grant was ¥259,344 ($3,147). The fair value of stock acquisition rights used to recognize compensation expense for the fiscal year ended March 31, 2012 was estimated using the Black-Scholes option-pricing model with the following assumptions:

2012

Assumptions:
Risk-free interest rate	1.614%
Expected lives	15 years
Expected volatility	59.892%
Expected dividends	0.924%

A summary of the activities regarding the stock acquisition rights plan for the year ended March 31, 2012 is as follows:

		Yen	Years	Thousand of Yen
	Number of Options	Exercise Price	Remaining Life	Total Intrinsic Value

Unexercised options outstanding—March 31, 2011	-	-
Granted	138	1
Exercised	-	-
Forfeited or expired	-	-
Unexercised options outstanding—March 31, 2012	138	1	29.29	¥40,862

Exercisable options—March 31, 2012	-	-
Expected to vest after July 13, 2012	138	1	29.29	¥40,862

The Company recognized compensation expense on a straight-line basis over the requisite service period. The Company recognized ¥26,843 thousand ($326 thousand) as compensation expense for the fiscal year ended March 31, 2012. The unrecognized expense of ¥8,946 thousand ($109 thousand)  is expected to be recognized over next 3 months.

IIJ acquired additional shares issued by Trust Networks for ¥589,950 thousand during the fiscal year ended March 31, 2011. During the fiscal year ended March 31, 2012, IIJ acquired noncontrolling interests of GDX for ¥5 thousand($0 thousand), and GDX became a wholly owned subsidiary of IIJ. IIJ also acquired additional shares issued by Trust Networks for ¥300,000 thousand ($3,640 thousand) during the fiscal year ended March 31, 2012. IIJ had owned controlling interests of both subsidiaries, and the decrease in IIJ’s shareholders ownership interest due to the acquisitions of the additional shares were accounted for as a capital transaction in accordance with ASC Topic 810-10-65, “Consolidation―Noncontrolling Interests in Consolidated Financial Statements―an amendment of ARB No.51.”

Net income attributable to IIJ’s shareholders and transfers to the noncontrolling interest

The following schedule represents the effects of changes in IIJ’s ownership interest in its subsidiaries in the Company’s shareholder’s equity for the years ended March 31, 2011 and 2012.

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Net income attributable to IIJ	¥3,203,368	¥3,640,963	$44,181
Transfers to the noncontrolling interest
Decrease in additional paid-in capital for purchase of Trust Networks and GDX common shares	(147,346)	(85,437)	(1,036)

Change from net income attributable to IIJ and transfers to noncontrolling interest	¥3,056,022	¥3,555,526	$43,145